Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF

February 29, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 96.9%
Australia - 6.7%
AGL Energy Ltd.	225,646	$2,813,526
Alumina Ltd.(a)	924,804	1,168,780
AMP Ltd.*	1,036,702	1,131,228
APA Group(b)	419,597	2,935,742
Aristocrat Leisure Ltd.	204,952	4,420,716
ASX Ltd.	67,842	3,276,669
Aurizon Holdings Ltd.	697,412	2,194,410
AusNet Services	617,981	682,380
Australia & New Zealand Banking Group Ltd.	996,185	16,113,802
Bendigo & Adelaide Bank Ltd.(a)	164,594	985,396
BHP Group Ltd.	1,034,416	22,642,053
BHP Group PLC	735,295	13,372,094
BlueScope Steel Ltd.	190,227	1,464,775
Boral Ltd.	413,972	1,218,963
Brambles Ltd.	553,253	4,310,585
Caltex Australia Ltd.	91,368	1,946,360
Challenger Ltd.	192,399	1,139,326
CIMIC Group Ltd.	31,876	495,053
Coca-Cola Amatil Ltd.	189,185	1,416,081
Cochlear Ltd.	19,935	2,695,901
Coles Group Ltd.	393,875	3,646,144
Commonwealth Bank of Australia	621,200	33,094,807
Computershare Ltd.	157,009	1,566,984
Crown Resorts Ltd.	121,028	801,052
CSL Ltd.	160,161	32,286,020
Dexus REIT	388,681	3,078,989
Flight Centre Travel Group Ltd.	19,161	407,177
Fortescue Metals Group Ltd.(a)	476,455	3,128,699
Goodman Group REIT	583,486	5,694,080
GPT Group REIT	707,864	2,665,379
Harvey Norman Holdings Ltd.(a)	203,628	492,145
Incitec Pivot Ltd.	570,640	1,014,860
Insurance Australia Group Ltd.	822,674	3,419,241
Lendlease Group(b)	197,197	2,264,821
Macquarie Group Ltd.	118,057	10,369,542
Magellan Financial Group Ltd.	43,204	1,569,380
Medibank Pvt Ltd.	958,506	1,767,106
Mirvac Group REIT	1,415,478	2,803,225
National Australia Bank Ltd.	1,014,721	16,592,112
Newcrest Mining Ltd.	269,822	4,622,899
Oil Search Ltd.(a)	479,817	1,716,047
Orica Ltd.	132,485	1,708,886
Origin Energy Ltd.	609,069	2,769,512
Qantas Airways Ltd.	212,496	765,521
QBE Insurance Group Ltd.	463,854	4,106,597
Ramsay Health Care Ltd.	55,018	2,437,580
REA Group Ltd.	19,912	1,275,375
Santos Ltd.	638,402	2,840,509
Scentre Group REIT	1,862,607	4,198,350
SEEK Ltd.	118,166	1,591,931
Sonic Healthcare Ltd.	164,613	3,088,431
South32 Ltd.	1,787,930	2,585,740
Stockland REIT	817,032	2,506,925
Suncorp Group Ltd.	445,047	3,287,761
Sydney Airport(b)	403,793	2,043,907
Tabcorp Holdings Ltd.	689,885	1,703,324
Telstra Corp. Ltd.	1,459,299	3,260,767
TPG Telecom Ltd.	128,745	631,548
Transurban Group(b)	974,751	9,429,777
Treasury Wine Estates Ltd.(a)	259,838	1,867,065
Vicinity Centres REIT	1,145,578	1,611,980
Washington H Soul Pattinson & Co. Ltd.	37,268	473,911
Wesfarmers Ltd.	399,705	10,584,770
Westpac Banking Corp.	1,250,842	19,263,324
WiseTech Global Ltd.(a)	46,450	456,924
Woodside Petroleum Ltd.	326,604	5,940,434
Woolworths Group Ltd.	442,551	11,186,039
Worley Ltd.(a)	111,174	906,753
(Cost $369,750,575)		321,948,190
Austria - 0.2%
ANDRITZ AG	24,548	865,025
Erste Group Bank AG*	104,494	3,579,502
OMV AG	49,001	2,047,483
Raiffeisen Bank International AG	55,622	1,146,718
Verbund AG	23,565	1,115,505
voestalpine AG	42,446	926,857
(Cost $9,874,692)		9,681,090
Belgium - 0.9%
Ageas	59,857	2,767,395
Anheuser-Busch InBev SA/NV(a)	268,607	15,042,903
Colruyt SA	19,043	879,162
Galapagos NV*	16,249	3,359,804
Groupe Bruxelles Lambert SA	28,054	2,535,841
KBC Group NV	86,157	5,708,684
Proximus SADP(a)	47,441	1,171,049
Solvay SA	25,808	2,338,520
Telenet Group Holding NV	17,197	655,349
UCB SA	43,945	4,053,754
Umicore SA	70,432	2,936,747
(Cost $58,282,953)		41,449,208
Chile - 0.0%
Antofagasta PLC (Cost $1,530,306)	136,645	1,317,500
China - 0.1%
BeiGene Ltd., ADR*(a)	12,746	2,018,329
Yangzijiang Shipbuilding Holdings Ltd.	882,800	598,927
(Cost $2,734,011)		2,617,256
Denmark - 1.9%
A.P. Moller - Maersk A/S, Class A	1,194	1,127,971
A.P. Moller - Maersk A/S, Class B	2,462	2,462,236

Carlsberg A/S, Class B	38,371	5,031,222
Chr Hansen Holding A/S	37,025	2,630,285
Coloplast A/S, Class B	42,065	5,622,462
Danske Bank A/S	220,589	3,410,171
Demant A/S*	40,135	1,224,324
DSV PANALPINA A/S	75,578	7,612,117
Genmab A/S*	22,414	5,039,495
H Lundbeck A/S	22,761	783,430
ISS A/S	53,651	958,995
Novo Nordisk A/S, Class B	622,323	36,386,868
Novozymes A/S, Class B	75,619	3,832,699
Orsted A/S, 144A	66,974	6,880,087
Pandora A/S	36,861	1,653,731
Tryg A/S	42,636	1,179,058
Vestas Wind Systems A/S	65,937	6,325,495
(Cost $83,831,232)		92,160,646
Finland - 1.2%
Elisa OYJ	48,687	2,791,672
Fortum OYJ	153,590	3,269,034
Kone OYJ, Class B(a)	121,124	6,819,458
Metso OYJ	37,299	1,203,170
Neste OYJ	148,307	5,838,381
Nokia OYJ	1,965,363	7,474,488
Nokian Renkaat OYJ	43,739	1,138,576
Nordea Bank Abp	1,133,335	8,925,764
Orion OYJ, Class B	35,121	1,393,848
Sampo OYJ, Class A	155,022	6,311,516
Stora Enso OYJ, Class R	202,031	2,388,675
UPM-Kymmene OYJ	183,034	5,603,135
Wartsila OYJ Abp	150,343	1,560,793
(Cost $61,081,902)		54,718,510
France - 10.8%
Accor SA	66,476	2,397,527
Aeroports de Paris	10,079	1,488,754
Air Liquide SA	166,361	22,571,108
Airbus SE	205,074	24,472,918
Alstom SA	66,836	3,282,633
Amundi SA, 144A	20,216	1,442,824
Arkema SA	23,688	2,224,351
Atos SE	32,878	2,442,699
AXA SA	670,599	15,513,151
BioMerieux	13,850	1,274,397
BNP Paribas SA	396,086	19,145,394
Bollore SA	302,575	1,036,822
Bouygues SA	77,203	3,023,899
Bureau Veritas SA	99,404	2,419,702
Capgemini SE	55,261	6,052,955
Carrefour SA	202,412	3,495,918
Casino Guichard Perrachon SA(a)	20,972	814,720
Cie de Saint-Gobain	169,918	5,927,560
Cie Generale des Etablissements Michelin SCA	58,802	6,247,369
CNP Assurances	55,289	863,664
Covivio REIT	16,998	1,801,435
Credit Agricole SA	396,203	4,728,168
Danone SA	217,931	15,330,074
Dassault Aviation SA	832	862,459
Dassault Systemes SE	46,942	7,358,671
Edenred	85,035	4,428,055
Eiffage SA	26,895	2,862,781
Electricite de France SA	222,481	3,092,204
Engie SA	643,981	10,685,172
EssilorLuxottica SA	100,291	13,629,172
Eurazeo SE	12,218	817,377
Eutelsat Communications SA	59,994	810,660
Faurecia SE	25,337	1,143,446
Gecina SA REIT	15,189	2,694,601
Getlink SE	159,752	2,571,303
Hermes International	11,342	7,888,232
ICADE REIT	11,069	1,102,821
Iliad SA(a)	5,086	709,135
Ingenico Group SA	20,913	2,953,970
Ipsen SA	12,519	809,873
JCDecaux SA	25,691	589,921
Kering SA	26,762	14,943,312
Klepierre SA REIT(a)	71,302	2,126,848
Legrand SA	95,218	7,255,101
L'Oreal SA	88,521	23,551,188
LVMH Moet Hennessy Louis Vuitton SE	97,779	40,030,714
Natixis SA	304,783	1,233,818
Orange SA	695,208	9,355,520
Pernod Ricard SA	75,120	12,140,767
Peugeot SA	209,829	4,054,871
Publicis Groupe SA	75,549	2,917,413
Remy Cointreau SA	7,763	782,009
Renault SA	65,005	1,901,342
Safran SA	115,437	15,814,894
Sanofi	396,592	36,746,048
Sartorius Stedim Biotech	9,550	1,810,186
Schneider Electric SE	194,583	19,440,299
SCOR SE	55,094	1,976,683
SEB SA	8,459	1,113,127
Societe Generale SA	279,406	7,893,243
Sodexo SA(a)	31,344	3,001,396
Suez	126,427	1,993,047
Teleperformance	21,067	5,111,871
Thales SA	37,327	3,741,609
TOTAL SA	844,766	35,792,403
Ubisoft Entertainment SA*	30,268	2,251,460
Unibail-Rodamco-Westfield REIT	34,368	4,135,521
Unibail-Rodamco-Westfield CDI	302,786	1,802,865

Valeo SA	82,898	2,084,718
Veolia Environnement SA	191,836	5,491,387
Vinci SA	181,402	18,219,542
Vivendi SA	291,858	7,416,968
Wendel SA	9,146	1,117,708
Worldline SA, 144A*	44,049	3,348,031
(Cost $491,277,798)		513,603,804
Germany - 7.7%
adidas AG	62,782	17,365,169
Allianz SE	146,703	31,548,405
BASF SE	324,776	19,031,118
Bayer AG	345,398	24,864,715
Bayerische Motoren Werke AG	118,762	7,726,155
Beiersdorf AG	34,634	3,628,427
Brenntag AG	54,207	2,418,208
Carl Zeiss Meditec AG	13,842	1,447,863
Commerzbank AG	350,254	2,014,901
Continental AG	37,881	4,249,620
Covestro AG, 144A	61,545	2,343,341
Daimler AG	321,631	13,329,125
Delivery Hero SE, 144A*	39,517	2,966,486
Deutsche Bank AG(c)	684,354	5,952,527
Deutsche Boerse AG	67,480	10,581,952
Deutsche Lufthansa AG	83,706	1,080,241
Deutsche Post AG	343,994	10,298,880
Deutsche Telekom AG	1,172,844	19,105,498
Deutsche Wohnen SE	125,394	5,047,111
E.ON SE	793,571	9,137,335
Evonik Industries AG	72,231	1,786,960
Fraport AG Frankfurt Airport Services Worldwide	14,430	907,054
Fresenius Medical Care AG & Co. KGaA	75,118	5,748,467
Fresenius SE & Co. KGaA	149,328	6,992,141
GEA Group AG	49,380	1,305,043
Hannover Rueck SE	21,256	3,777,956
HeidelbergCement AG	51,656	3,070,261
Henkel AG & Co. KGaA	37,517	3,182,889
HOCHTIEF AG	8,684	852,737
Infineon Technologies AG	434,307	9,010,845
KION Group AG	21,808	1,160,412
Knorr-Bremse AG	15,974	1,622,198
LANXESS AG	26,962	1,408,168
Merck KGaA	45,681	5,499,342
METRO AG	59,315	686,566
MTU Aero Engines AG	17,859	4,351,199
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	50,807	12,939,593
Puma SE	29,556	2,257,882
RWE AG	206,454	7,101,829
SAP SE	345,609	42,564,057
Siemens AG	269,368	27,714,776
Siemens Healthineers AG, 144A	51,432	2,081,211
Symrise AG	45,215	4,399,517
Telefonica Deutschland Holding AG	357,378	931,479
thyssenkrupp AG*(a)	139,918	1,344,133
TUI AG	152,078	1,169,922
Uniper SE	70,329	2,076,086
United Internet AG	42,562	1,269,101
Volkswagen AG	11,188	1,881,056
Vonovia SE	182,626	9,794,214
Wirecard AG(a)	40,850	5,183,827
Zalando SE, 144A*	47,114	2,056,015
(Cost $423,566,001)		370,264,013
Hong Kong - 3.4%
AIA Group Ltd.	4,252,552	41,952,694
ASM Pacific Technology Ltd.	113,635	1,346,272
Bank of East Asia Ltd.	415,252	882,177
BOC Hong Kong Holdings Ltd.	1,303,264	4,472,394
Budweiser Brewing Co. APAC Ltd., 144A*	419,360	1,258,887
CK Asset Holdings Ltd.	903,183	5,642,721
CK Hutchison Holdings Ltd.	942,383	8,202,782
CK Infrastructure Holdings Ltd.	217,074	1,478,721
CLP Holdings Ltd.	573,240	6,015,527
Dairy Farm International Holdings Ltd.	132,200	634,560
Galaxy Entertainment Group Ltd.	778,323	5,137,231
Hang Lung Properties Ltd.	673,417	1,470,373
Hang Seng Bank Ltd.	267,197	5,570,175
Henderson Land Development Co. Ltd.	518,667	2,378,749
HK Electric Investments & HK Electric Investments Ltd.(b)	1,014,723	1,020,581
HKT Trust & HKT Ltd.(b)	1,373,267	2,054,175
Hong Kong & China Gas Co. Ltd.	3,570,063	6,869,910
Hong Kong Exchanges & Clearing Ltd.	426,128	13,983,777
Hongkong Land Holdings Ltd.	422,700	2,075,457
Jardine Matheson Holdings Ltd.	76,257	4,148,381
Jardine Strategic Holdings Ltd.	80,287	2,305,040
Kerry Properties Ltd.	224,317	637,411
Link REIT	747,147	6,920,335
Melco Resorts & Entertainment Ltd., ADR	81,634	1,415,534
MTR Corp. Ltd.	519,050	2,919,864
New World Development Co. Ltd.	2,173,782	2,794,265
NWS Holdings Ltd.	519,875	635,588
PCCW Ltd.	1,307,199	786,499
Power Assets Holdings Ltd.	459,536	3,271,873
Sino Land Co. Ltd.	1,038,337	1,411,979
SJM Holdings Ltd.(a)	684,358	774,347
Sun Hung Kai Properties Ltd.	566,197	8,048,060
Swire Pacific Ltd., Class A	178,726	1,609,566
Swire Properties Ltd.	412,592	1,220,044
Techtronic Industries Co. Ltd.	475,848	3,848,905
Vitasoy International Holdings Ltd.	291,664	1,045,800
WH Group Ltd., 144A	3,351,882	3,405,633

Wharf Real Estate Investment Co. Ltd.	413,031	1,873,078
Wheelock & Co. Ltd.	295,588	2,250,564
Yue Yuen Industrial Holdings Ltd.	245,433	591,306
(Cost $155,417,468)		164,361,235
Ireland - 1.0%
AerCap Holdings NV*	43,697	2,275,740
AIB Group PLC	284,976	660,029
Bank of Ireland Group PLC	327,761	1,214,308
CRH PLC	284,127	9,557,282
DCC PLC	34,049	2,415,047
Experian PLC	321,463	10,679,170
Flutter Entertainment PLC	26,773	2,836,790
James Hardie Industries PLC CDI	154,148	2,834,850
Kerry Group PLC, Class A	55,761	7,079,097
Kingspan Group PLC	53,043	3,340,667
Smurfit Kappa Group PLC	75,622	2,522,854
(Cost $41,415,953)		45,415,834
Isle of Man - 0.0%
GVC Holdings PLC (Cost $2,478,939)	190,290	1,926,470
Israel - 0.6%
Azrieli Group Ltd.	14,697	1,076,269
Bank Hapoalim BM	403,510	3,172,472
Bank Leumi Le-Israel BM	531,845	3,474,588
Check Point Software Technologies Ltd.*(a)	42,804	4,443,055
CyberArk Software Ltd.*	12,489	1,307,598
Elbit Systems Ltd.	8,647	1,296,364
Israel Chemicals Ltd.	244,160	910,188
Israel Discount Bank Ltd., Class A	411,299	1,732,472
Mizrahi Tefahot Bank Ltd.	49,919	1,295,289
Nice Ltd.*	21,637	3,480,884
Teva Pharmaceutical Industries Ltd., ADR*	384,866	4,437,505
Wix.com Ltd.*	16,427	2,201,711
(Cost $32,420,230)		28,828,395
Italy - 2.1%
Assicurazioni Generali SpA	384,333	6,898,866
Atlantia SpA	175,571	3,757,232
Davide Campari-Milano SpA	193,946	1,614,365
Enel SpA	2,836,121	23,719,973
Eni SpA	891,736	10,984,293
Ferrari NV	42,223	6,597,941
FinecoBank Banca Fineco SpA	222,737	2,334,485
Intesa Sanpaolo SpA	5,247,991	12,737,055
Leonardo SpA	144,231	1,470,910
Mediobanca Banca di Credito Finanziario SpA	208,999	1,889,634
Moncler SpA	61,330	2,384,579
Pirelli & C SpA, 144A	152,876	717,768
Poste Italiane SpA, 144A	190,448	2,021,296
Prysmian SpA	82,465	1,946,376
Recordati SpA	39,077	1,668,619
Snam SpA	713,197	3,520,170
Telecom Italia SpA*	3,275,823	1,808,534
Telecom Italia SpA-RSP	2,294,901	1,276,355
Terna Rete Elettrica Nazionale SpA	496,201	3,281,209
UniCredit SpA	691,344	8,805,909
(Cost $104,124,041)		99,435,569
Japan - 23.9%
ABC-Mart, Inc.	11,100	633,933
Acom Co. Ltd.	124,800	513,733
Advantest Corp.	67,000	3,053,078
Aeon Co. Ltd.(a)	230,000	4,295,707
AEON Financial Service Co. Ltd.	33,800	491,363
Aeon Mall Co. Ltd.	33,900	481,188
AGC, Inc.	62,900	1,807,806
Air Water, Inc.	63,000	834,665
Aisin Seiki Co. Ltd.	56,454	1,831,902
Ajinomoto Co., Inc.	159,347	2,676,959
Alfresa Holdings Corp.	69,800	1,226,968
Alps Alpine Co. Ltd.	69,856	1,074,459
Amada Holdings Co. Ltd.	111,100	1,038,279
ANA Holdings, Inc.(a)	46,600	1,256,161
Aozora Bank Ltd.	43,000	1,077,193
Asahi Group Holdings Ltd.	124,865	4,804,281
Asahi Intecc Co. Ltd.	69,000	1,654,311
Asahi Kasei Corp.	433,100	3,616,662
Astellas Pharma, Inc.	668,932	10,536,950
Bandai Namco Holdings, Inc.	70,300	3,500,009
Bank of Kyoto Ltd.	21,400	729,140
Benesse Holdings, Inc.	27,800	717,037
Bridgestone Corp.	205,676	6,876,207
Brother Industries Ltd.	77,400	1,379,939
Calbee, Inc.	29,700	760,811
Canon, Inc.	349,686	8,862,105
Casio Computer Co. Ltd.	65,500	1,127,698
Central Japan Railway Co.	51,254	8,448,879
Chiba Bank Ltd.	178,600	882,568
Chubu Electric Power Co., Inc.	228,100	2,976,551
Chugai Pharmaceutical Co. Ltd.	78,200	8,493,538
Chugoku Electric Power Co., Inc.	87,400	1,163,605
Coca-Cola Bottlers Japan Holdings, Inc.	40,854	941,240
Concordia Financial Group Ltd.	372,115	1,283,393
Credit Saison Co. Ltd.	59,800	869,334
CyberAgent, Inc.	35,000	1,328,806
Dai Nippon Printing Co. Ltd.	88,400	2,126,812
Daicel Corp.	75,500	651,683
Daifuku Co. Ltd.	35,821	2,132,123
Dai-ichi Life Holdings, Inc.	370,938	5,084,664
Daiichi Sankyo Co. Ltd.	197,731	12,080,913
Daikin Industries Ltd.	88,688	12,107,647
Daito Trust Construction Co. Ltd.	24,613	2,504,429
Daiwa House Industry Co. Ltd.	196,936	5,440,115
Daiwa House REIT Investment Corp. REIT	705	1,759,559
Daiwa Securities Group, Inc.	498,387	2,121,818

Denso Corp.	152,253	5,956,867
Dentsu Group, Inc.	74,700	1,947,491
Disco Corp.	9,100	1,845,986
East Japan Railway Co.	105,253	8,117,928
Eisai Co. Ltd.	87,752	6,493,127
Electric Power Development Co. Ltd.	50,832	1,091,479
FamilyMart Co. Ltd.(a)	88,968	1,968,085
FANUC Corp.	68,717	11,448,586
Fast Retailing Co. Ltd.(a)	20,717	10,264,384
Fuji Electric Co. Ltd.	48,300	1,326,839
FUJIFILM Holdings Corp.	123,754	6,054,606
Fujitsu Ltd.	69,002	7,171,448
Fukuoka Financial Group, Inc.	59,200	902,325
GMO Payment Gateway, Inc.	14,600	896,087
Hakuhodo DY Holdings, Inc.	86,859	1,013,865
Hamamatsu Photonics KK	48,900	1,897,334
Hankyu Hanshin Holdings, Inc.	80,040	2,634,359
Hikari Tsushin, Inc.	7,300	1,386,770
Hino Motors Ltd.	104,000	860,078
Hirose Electric Co. Ltd.	11,266	1,196,999
Hisamitsu Pharmaceutical Co., Inc.	14,600	654,469
Hitachi Chemical Co. Ltd.	36,900	1,558,312
Hitachi Construction Machinery Co. Ltd.	34,600	854,254
Hitachi High-Tech Corp.	24,600	1,817,745
Hitachi Ltd.	342,401	11,545,637
Hitachi Metals Ltd.	66,000	944,168
Honda Motor Co. Ltd.	573,999	14,898,110
Hoshizaki Corp.	18,100	1,533,785
Hoya Corp.	134,374	11,971,071
Hulic Co. Ltd.	112,000	1,254,367
Idemitsu Kosan Co. Ltd.	68,284	1,682,726
IHI Corp.	52,600	1,106,521
Iida Group Holdings Co. Ltd.	51,300	693,925
Inpex Corp.	347,217	3,003,141
Isetan Mitsukoshi Holdings Ltd.	110,600	724,960
Isuzu Motors Ltd.	188,000	1,770,888
ITOCHU Corp.	476,554	10,875,558
Itochu Techno-Solutions Corp.	33,400	927,124
J. Front Retailing Co. Ltd.	88,800	944,313
Japan Airlines Co. Ltd.	40,373	1,002,400
Japan Airport Terminal Co. Ltd.	14,400	563,397
Japan Exchange Group, Inc.	175,478	2,952,833
Japan Post Bank Co. Ltd.(a)	127,558	1,140,051
Japan Post Holdings Co. Ltd.	555,413	4,844,029
Japan Post Insurance Co. Ltd.	78,500	1,205,957
Japan Prime Realty Investment Corp. REIT	263	1,158,214
Japan Real Estate Investment Corp. REIT	454	3,097,942
Japan Retail Fund Investment Corp. REIT	943	1,793,151
Japan Tobacco, Inc.	427,741	8,502,473
JFE Holdings, Inc.	170,485	1,583,775
JGC Holdings Corp.	84,700	1,040,492
JSR Corp.	65,200	1,148,526
JTEKT Corp.	72,300	705,840
JXTG Holdings, Inc.	1,113,928	4,482,150
Kajima Corp.	147,100	1,586,105
Kakaku.com, Inc.	50,100	1,072,974
Kamigumi Co. Ltd.	34,200	657,302
Kansai Electric Power Co., Inc.	231,867	2,503,329
Kansai Paint Co. Ltd.	65,000	1,420,406
Kao Corp.	170,404	12,430,360
Kawasaki Heavy Industries Ltd.	52,200	948,563
KDDI Corp.	621,333	17,615,764
Keihan Holdings Co. Ltd.	34,300	1,392,861
Keikyu Corp.	76,650	1,164,034
Keio Corp.	35,860	1,725,509
Keisei Electric Railway Co. Ltd.	47,328	1,516,023
Keyence Corp.	64,270	20,503,715
Kikkoman Corp.	51,182	2,377,358
Kintetsu Group Holdings Co. Ltd.	56,040	2,423,759
Kirin Holdings Co. Ltd.	289,323	5,565,967
Kobayashi Pharmaceutical Co. Ltd.	17,400	1,266,364
Koito Manufacturing Co. Ltd.	34,600	1,366,549
Komatsu Ltd.	333,473	6,747,681
Konami Holdings Corp.	30,566	1,103,788
Konica Minolta, Inc.	158,500	861,125
Kose Corp.	11,000	1,319,674
Kubota Corp.	366,081	5,169,121
Kuraray Co. Ltd.	110,800	1,154,637
Kurita Water Industries Ltd.	34,600	896,597
Kyocera Corp.	114,600	7,220,671
Kyowa Kirin Co. Ltd.	84,200	2,006,249
Kyushu Electric Power Co., Inc.	136,800	991,819
Kyushu Railway Co.	59,476	1,789,353
Lawson, Inc.	17,500	929,677
LINE Corp.*(a)	20,547	1,011,539
Lion Corp.	81,600	1,351,174
LIXIL Group Corp.	96,800	1,453,885
M3, Inc.	152,342	3,934,960
Makita Corp.	79,500	2,752,944
Marubeni Corp.	545,200	3,623,209
Marui Group Co. Ltd.	70,996	1,386,219
Maruichi Steel Tube Ltd.	16,800	408,085
Mazda Motor Corp.	204,800	1,424,068
McDonald's Holdings Co. Japan Ltd.	22,822	958,499
Mebuki Financial Group, Inc.	328,150	641,940
Medipal Holdings Corp.	58,400	1,067,725
MEIJI Holdings Co. Ltd.	39,390	2,351,860
Mercari, Inc.*(a)	22,800	516,414
MINEBEA MITSUMI, Inc.	130,420	2,302,241
MISUMI Group, Inc.	98,900	2,087,848
Mitsubishi Chemical Holdings Corp.	456,600	3,074,621
Mitsubishi Corp.	477,225	11,901,866

Mitsubishi Electric Corp.	646,179	8,213,531
Mitsubishi Estate Co. Ltd.	411,151	7,029,134
Mitsubishi Gas Chemical Co., Inc.	47,600	721,988
Mitsubishi Heavy Industries Ltd.	111,699	3,540,691
Mitsubishi Materials Corp.	41,700	953,386
Mitsubishi Motors Corp.	259,000	862,053
Mitsubishi UFJ Financial Group, Inc.	4,339,252	21,398,555
Mitsubishi UFJ Lease & Finance Co. Ltd.	140,700	804,857
Mitsui & Co. Ltd.	584,960	9,672,503
Mitsui Chemicals, Inc.	68,500	1,485,458
Mitsui Fudosan Co. Ltd.	312,126	7,169,406
Mitsui OSK Lines Ltd.	42,700	887,175
Mizuho Financial Group, Inc.	8,576,780	11,736,814
MonotaRO Co. Ltd.	45,400	1,010,198
MS&AD Insurance Group Holdings, Inc.	169,121	5,461,232
Murata Manufacturing Co. Ltd.	202,877	10,760,795
Nabtesco Corp.	35,325	953,703
Nagoya Railroad Co. Ltd.	64,240	1,678,959
NEC Corp.	85,859	3,215,931
Nexon Co. Ltd.	172,745	2,749,890
NGK Insulators Ltd.	84,000	1,321,602
NGK Spark Plug Co. Ltd.	60,100	989,037
NH Foods Ltd.	27,896	1,052,630
Nidec Corp.	79,773	9,452,058
Nikon Corp.	111,000	1,141,285
Nintendo Co. Ltd.	39,571	13,306,510
Nippon Building Fund, Inc. REIT	473	3,547,719
Nippon Express Co. Ltd.	24,400	1,169,553
Nippon Paint Holdings Co. Ltd.	51,242	2,339,763
Nippon Prologis REIT, Inc. REIT	694	1,883,310
Nippon Shinyaku Co. Ltd.	15,800	1,170,425
Nippon Steel Corp.	281,809	3,177,079
Nippon Telegraph & Telephone Corp.	452,802	10,618,975
Nippon Yusen KK	51,100	731,489
Nissan Chemical Corp.	40,549	1,716,171
Nissan Motor Co. Ltd.	802,842	3,450,747
Nisshin Seifun Group, Inc.	74,200	1,256,158
Nissin Foods Holdings Co. Ltd.	21,000	1,654,923
Nitori Holdings Co. Ltd.	27,601	3,829,492
Nitto Denko Corp.	56,724	2,850,399
Nomura Holdings, Inc.	1,172,954	5,214,458
Nomura Real Estate Holdings, Inc.	41,936	905,127
Nomura Real Estate Master Fund, Inc. REIT	1,480	2,350,491
Nomura Research Institute Ltd.	120,843	2,638,469
NSK Ltd.	131,000	1,004,422
NTT Data Corp.	216,834	2,595,334
NTT DOCOMO, Inc.	470,989	12,783,426
Obayashi Corp.	228,800	2,310,061
Obic Co. Ltd.	21,700	2,673,772
Odakyu Electric Railway Co. Ltd.	101,250	1,956,286
Oji Holdings Corp.	321,768	1,536,348
Olympus Corp.	406,616	7,396,445
Omron Corp.	65,692	3,556,845
Ono Pharmaceutical Co. Ltd.	127,506	2,612,537
Oracle Corp.	12,800	1,001,595
Oriental Land Co. Ltd.	69,900	7,948,484
ORIX Corp.	476,046	7,688,412
Orix JREIT, Inc. REIT	908	1,725,756
Osaka Gas Co. Ltd.	130,400	2,109,661
Otsuka Corp.	35,800	1,531,773
Otsuka Holdings Co. Ltd.	137,667	5,207,504
Pan Pacific International Holdings Corp.	155,872	2,583,897
Panasonic Corp.	782,185	7,473,036
Park24 Co. Ltd.	38,200	744,804
PeptiDream, Inc.*	31,200	1,243,835
Persol Holdings Co. Ltd.	64,200	850,564
Pigeon Corp.	39,500	1,340,349
Pola Orbis Holdings, Inc.	28,100	537,719
Rakuten, Inc.	287,486	2,406,822
Recruit Holdings Co. Ltd.	477,953	16,652,581
Renesas Electronics Corp.*	278,800	1,682,726
Resona Holdings, Inc.	738,125	2,800,304
Ricoh Co. Ltd.	240,200	2,238,096
Rinnai Corp.	11,300	772,121
Rohm Co. Ltd.	33,100	2,178,843
Ryohin Keikaku Co. Ltd.	84,000	1,151,048
Sankyo Co. Ltd.	10,300	338,527
Santen Pharmaceutical Co. Ltd.	127,751	2,051,407
SBI Holdings, Inc.	80,825	1,629,838
Secom Co. Ltd.	73,700	5,859,239
Sega Sammy Holdings, Inc.	60,400	796,859
Seibu Holdings, Inc.	71,700	1,014,409
Seiko Epson Corp.	86,359	1,223,406
Sekisui Chemical Co. Ltd.	132,600	1,978,059
Sekisui House Ltd.	219,551	4,309,192
Seven & i Holdings Co. Ltd.	261,576	8,963,331
Seven Bank Ltd.	187,900	494,749
SG Holdings Co. Ltd.	50,100	988,437
Sharp Corp.	74,473	869,979
Shimadzu Corp.	78,200	1,905,337
Shimamura Co. Ltd.	8,500	568,190
Shimano, Inc.	25,894	3,629,865
Shimizu Corp.	215,700	1,963,818
Shin-Etsu Chemical Co. Ltd.	125,204	14,097,929
Shinsei Bank Ltd.	67,900	904,620
Shionogi & Co. Ltd.	98,595	5,342,924
Shiseido Co. Ltd.	139,257	8,286,218
Shizuoka Bank Ltd.	171,100	1,081,867
Showa Denko KK	50,500	1,091,841
SMC Corp.	20,382	8,138,816
Softbank Corp.(a)	584,900	7,659,663
SoftBank Group Corp.	550,428	25,582,195

Sohgo Security Services Co. Ltd.	24,600	1,151,771
Sompo Holdings, Inc.	118,435	4,409,744
Sony Corp.	447,816	27,447,725
Sony Financial Holdings, Inc.	55,800	1,116,414
Square Enix Holdings Co. Ltd.	29,400	1,185,704
Stanley Electric Co. Ltd.	43,700	1,067,988
Subaru Corp.	218,134	5,297,627
SUMCO Corp.	79,200	1,204,962
Sumitomo Chemical Co. Ltd.	512,922	1,868,889
Sumitomo Corp.	414,776	5,939,380
Sumitomo Dainippon Pharma Co. Ltd.	59,600	862,559
Sumitomo Electric Industries Ltd.	253,900	3,037,808
Sumitomo Heavy Industries Ltd.	35,000	763,212
Sumitomo Metal Mining Co. Ltd.	82,700	2,059,066
Sumitomo Mitsui Financial Group, Inc.	458,115	14,797,633
Sumitomo Mitsui Trust Holdings, Inc.	111,081	3,810,492
Sumitomo Realty & Development Co. Ltd.	116,603	3,645,330
Sumitomo Rubber Industries Ltd.	53,300	554,941
Sundrug Co. Ltd.	26,400	826,071
Suntory Beverage & Food Ltd.	47,400	1,806,175
Suzuken Co. Ltd.	25,110	832,266
Suzuki Motor Corp.	126,826	5,099,614
Sysmex Corp.	59,607	3,823,668
T&D Holdings, Inc.	198,900	1,963,921
Taiheiyo Cement Corp.	41,900	1,034,486
Taisei Corp.	72,715	2,491,025
Taisho Pharmaceutical Holdings Co. Ltd.	9,434	585,142
Taiyo Nippon Sanso Corp.	47,200	845,014
Takeda Pharmaceutical Co. Ltd.	528,711	18,445,573
TDK Corp.	45,024	4,362,143
Teijin Ltd.	60,504	995,685
Terumo Corp.	230,244	7,424,334
THK Co. Ltd.	42,228	968,198
Tobu Railway Co. Ltd.	66,079	1,972,690
Toho Co. Ltd.	39,400	1,214,584
Toho Gas Co. Ltd.	27,128	926,819
Tohoku Electric Power Co., Inc.	147,213	1,293,880
Tokio Marine Holdings, Inc.	223,950	12,044,631
Tokyo Century Corp.	16,800	697,793
Tokyo Electric Power Co. Holdings, Inc.*	536,000	2,037,456
Tokyo Electron Ltd.	54,964	11,376,519
Tokyo Gas Co. Ltd.	135,380	2,739,983
Tokyu Corp.	176,310	2,706,929
Tokyu Fudosan Holdings Corp.	182,300	1,150,995
Toppan Printing Co. Ltd.	99,089	1,728,040
Toray Industries, Inc.	465,743	2,697,475
Toshiba Corp.	136,516	3,702,107
Tosoh Corp.	91,840	1,261,033
TOTO Ltd.	45,915	1,743,203
Toyo Seikan Group Holdings Ltd.	51,400	824,421
Toyo Suisan Kaisha Ltd.	27,800	1,101,845
Toyoda Gosei Co. Ltd.	27,700	592,214
Toyota Industries Corp.	52,400	2,774,003
Toyota Motor Corp.	800,464	52,891,776
Toyota Tsusho Corp.	71,711	2,170,744
Trend Micro, Inc.	42,176	2,099,806
Tsuruha Holdings, Inc.	11,900	1,382,412
Unicharm Corp.	139,500	4,524,115
United Urban Investment Corp. REIT	1,009	1,614,624
USS Co. Ltd.	72,000	1,138,810
Welcia Holdings Co. Ltd.	16,400	988,318
West Japan Railway Co.	57,306	4,047,442
Yakult Honsha Co. Ltd.	42,379	1,938,998
Yamada Denki Co. Ltd.	221,900	1,067,737
Yamaha Corp.	48,681	2,392,076
Yamaha Motor Co. Ltd.	99,174	1,588,844
Yamato Holdings Co. Ltd.	109,871	1,733,733
Yamazaki Baking Co. Ltd.	45,200	768,978
Yaskawa Electric Corp.	86,820	2,724,696
Yokogawa Electric Corp.	80,144	1,290,656
Yokohama Rubber Co. Ltd.	34,304	558,800
Z Holdings Corp.	952,800	3,471,634
ZOZO, Inc.	38,297	537,564
(Cost $1,119,636,939)		1,142,072,792
Luxembourg - 0.3%
ArcelorMittal SA	235,084	3,331,212
Aroundtown SA	420,149	3,630,811
Eurofins Scientific SE	3,948	1,982,198
Millicom International Cellular SA SDR	33,741	1,547,064
SES SA	126,451	1,449,002
Tenaris SA	163,355	1,472,983
(Cost $20,139,379)		13,413,270
Macau - 0.1%
Sands China Ltd.	831,330	3,866,031
Wynn Macau Ltd.	548,108	1,103,951
(Cost $5,356,465)		4,969,982
Netherlands - 4.6%
ABN AMRO Bank NV, 144A	140,205	1,925,455
Adyen NV, 144A*	3,751	3,301,139
Aegon NV	598,226	2,028,124
Akzo Nobel NV	71,627	5,705,091
Altice Europe NV*	230,760	1,233,742
ASML Holding NV	149,912	41,059,403
EXOR NV	37,393	2,645,223
Heineken Holding NV	39,265	3,459,059
Heineken NV	89,971	8,960,966
ING Groep NV	1,378,682	13,102,865
Just Eat Takeaway, 144A*	39,604	3,467,063
Koninklijke Ahold Delhaize NV	389,442	9,105,802
Koninklijke DSM NV	64,298	7,222,397
Koninklijke KPN NV	1,225,257	2,977,123
Koninklijke Philips NV	318,819	13,627,902

Koninklijke Vopak NV	23,347	1,112,145
NN Group NV	108,380	3,689,886
NXP Semiconductors NV	98,798	11,232,345
Prosus NV*	172,794	12,145,432
QIAGEN NV*	75,693	2,774,235
Randstad NV	42,908	2,212,573
Royal Dutch Shell PLC, Class A	1,474,900	31,417,807
Royal Dutch Shell PLC, Class B	1,307,436	27,887,426
Wolters Kluwer NV	94,982	6,954,010
(Cost $224,171,607)		219,247,213
New Zealand - 0.3%
a2 Milk Co. Ltd.*	254,568	2,593,619
Auckland International Airport Ltd.	337,335	1,659,399
Fisher & Paykel Healthcare Corp. Ltd.	193,403	3,116,455
Fletcher Building Ltd.	305,783	991,963
Mercury NZ Ltd.	237,717	710,979
Meridian Energy Ltd.	441,259	1,274,238
Ryman Healthcare Ltd.	122,009	1,162,992
Spark New Zealand Ltd.	635,525	1,801,460
(Cost $10,746,777)		13,311,105
Norway - 0.6%
Aker BP ASA	38,309	902,706
DNB ASA	336,782	5,580,519
Equinor ASA	363,860	5,462,637
Gjensidige Forsikring ASA	66,133	1,328,494
Mowi ASA	155,678	3,275,385
Norsk Hydro ASA	474,190	1,343,669
Orkla ASA	248,530	2,092,634
Schibsted ASA, Class B	31,985	767,626
Telenor ASA	253,440	4,050,030
Yara International ASA	63,938	2,317,357
(Cost $32,297,990)		27,121,057
Portugal - 0.2%
EDP - Energias de Portugal SA	916,435	4,269,368
Galp Energia SGPS SA	173,649	2,371,327
Jeronimo Martins SGPS SA	94,464	1,658,630
(Cost $7,413,989)		8,299,325
Russia - 0.0%
Evraz PLC (Cost $1,323,584)	177,772	743,737
Singapore - 1.2%
Ascendas Real Estate Investment Trust REIT	939,352	2,063,621
CapitaLand Commercial Trust REIT	856,280	1,143,428
CapitaLand Ltd.	925,800	2,346,237
CapitaLand Mall Trust REIT	803,200	1,308,970
City Developments Ltd.	163,200	1,144,708
ComfortDelGro Corp. Ltd.	724,400	1,014,129
DBS Group Holdings Ltd.	644,295	11,152,238
Genting Singapore Ltd.	2,105,378	1,231,878
Jardine Cycle & Carriage Ltd.	33,900	653,468
Keppel Corp. Ltd.	512,600	2,333,178
Mapletree Commercial Trust REIT	703,400	1,060,478
Oversea-Chinese Banking Corp. Ltd.	1,185,982	9,025,349
SATS Ltd.	226,400	655,031
Sembcorp Industries Ltd.	340,500	447,351
Singapore Airlines Ltd.	165,900	952,832
Singapore Exchange Ltd.	259,900	1,584,142
Singapore Press Holdings Ltd.(a)	648,311	879,681
Singapore Technologies Engineering Ltd.	520,500	1,558,249
Singapore Telecommunications Ltd.	2,878,289	6,199,201
Suntec Real Estate Investment Trust REIT	586,300	715,565
United Overseas Bank Ltd.	440,454	7,740,910
UOL Group Ltd.	177,481	939,073
Venture Corp. Ltd.	103,500	1,222,324
Wilmar International Ltd.	664,566	1,894,125
(Cost $64,583,854)		59,266,166
Spain - 2.8%
ACS Actividades de Construccion y Servicios SA	90,263	2,675,491
Aena SME SA, 144A	23,936	3,831,502
Amadeus IT Group SA	153,130	10,734,541
Banco Bilbao Vizcaya Argentaria SA	2,299,913	11,005,249
Banco de Sabadell SA	1,964,742	1,716,095
Banco Santander SA	5,841,014	21,453,123
Bankia SA	390,503	616,467
Bankinter SA	247,510	1,459,095
CaixaBank SA	1,227,431	3,145,008
Cellnex Telecom SA, 144A*	88,521	4,287,098
Enagas SA	80,132	2,070,005
Endesa SA	112,194	2,877,188
Ferrovial SA	169,846	4,852,539
Grifols SA	104,827	3,355,990
Iberdrola SA	2,155,925	24,561,948
Industria de Diseno Textil SA	386,735	12,009,714
Mapfre SA	382,669	855,456
Naturgy Energy Group SA	106,682	2,476,737
Red Electrica Corp. SA	150,129	2,874,672
Repsol SA	507,328	5,673,457
Siemens Gamesa Renewable Energy SA	78,932	1,265,665
Telefonica SA	1,627,419	9,629,719
(Cost $175,873,682)		133,426,759
Sweden - 2.5%
Alfa Laval AB	112,440	2,528,609
Assa Abloy AB, Class B	351,881	7,869,338
Atlas Copco AB, Class A	232,927	8,219,655
Atlas Copco AB, Class B	142,653	4,391,219
Boliden AB	94,558	1,952,297
Electrolux AB, Series B	77,341	1,565,034
Epiroc AB, Class A	226,288	2,603,312
Epiroc AB, Class B	125,346	1,398,987
Essity AB, Class B	211,299	6,324,007
Hennes & Mauritz AB, Class B(a)	279,768	5,047,228
Hexagon AB, Class B	90,754	4,841,170

Husqvarna AB, Class B	158,198	1,057,249
ICA Gruppen AB(a)	33,945	1,270,992
Industrivarden AB, Class C	54,101	1,217,777
Investor AB, Class B	161,816	8,037,461
Kinnevik AB, Class B	84,349	1,707,283
L E Lundbergforetagen AB, Class B	24,507	1,012,480
Lundin Petroleum AB	65,535	1,835,923
Sandvik AB	390,159	6,431,360
Securitas AB, Class B	100,651	1,365,846
Skandinaviska Enskilda Banken AB, Class A	579,321	5,512,663
Skanska AB, Class B	116,106	2,524,057
SKF AB, Class B	125,435	2,192,977
Svenska Handelsbanken AB, Class A	539,254	5,414,230
Swedbank AB, Class A	311,283	4,688,997
Swedish Match AB	59,805	3,482,741
Tele2 AB, Class B	172,877	2,508,775
Telefonaktiebolaget LM Ericsson, Class B	1,070,341	8,541,030
Telia Co. AB	955,180	3,770,284
Volvo AB, Class B	530,130	8,209,020
(Cost $123,334,953)		117,522,001
Switzerland - 9.9%
ABB Ltd.	650,942	14,040,322
Adecco Group AG	53,830	2,866,693
Alcon, Inc.*	147,082	8,988,344
Baloise Holding AG	16,028	2,573,318
Barry Callebaut AG	1,051	2,160,171
Chocoladefabriken Lindt & Spruengli AG	38	3,296,642
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	350	2,731,654
Cie Financiere Richemont SA	184,634	12,515,613
Clariant AG*	74,495	1,565,877
Coca-Cola HBC AG*	71,211	2,258,842
Credit Suisse Group AG*	908,955	10,184,291
Dufry AG*	13,445	978,553
EMS-Chemie Holding AG	3,017	1,762,106
Geberit AG	13,101	6,504,331
Givaudan SA	3,216	10,020,000
Glencore PLC*	3,772,489	9,347,792
Julius Baer Group Ltd.*	79,149	3,298,695
Kuehne + Nagel International AG	18,835	2,743,843
LafargeHolcim Ltd.*	174,440	8,083,761
Lonza Group AG*	25,977	10,296,025
Nestle SA	1,043,228	106,885,456
Novartis AG	754,762	63,561,787
Pargesa Holding SA	11,308	826,886
Partners Group Holding AG	6,558	5,648,526
Roche Holding AG	246,693	79,188,248
Schindler Holding AG	6,870	1,475,398
Schindler Holding AG Participation Certificates	14,534	3,231,284
SGS SA	2,107	5,236,926
Sika AG	44,384	7,884,968
Sonova Holding AG	18,924	4,507,396
STMicroelectronics NV	245,084	6,604,382
Straumann Holding AG	3,566	3,330,189
Swatch Group AG - Bearer	10,206	2,347,338
Swatch Group AG - Registered	18,624	797,234
Swiss Life Holding AG	12,166	5,530,688
Swiss Prime Site AG	27,439	3,299,051
Swiss Re AG	104,049	9,882,929
Swisscom AG	9,228	4,912,418
Temenos AG*	23,633	3,361,971
UBS Group AG*	1,367,600	15,025,456
Vifor Pharma AG	16,128	2,686,328
Zurich Insurance Group AG	52,568	20,208,822
(Cost $446,178,329)		472,650,554
United Arab Emirates - 0.0%
NMC Health PLC (d) (Cost $1,368,921)	31,933	384,208
United Kingdom - 13.9%
3i Group PLC	337,545	4,362,458
Admiral Group PLC	61,507	1,665,549
Anglo American PLC	365,167	8,389,192
Ashtead Group PLC	164,589	5,041,457
Associated British Foods PLC	121,227	3,504,976
AstraZeneca PLC	460,903	40,148,947
Auto Trader Group PLC, 144A	320,787	2,137,101
AVEVA Group PLC	22,055	1,240,831
Aviva PLC	1,402,930	6,310,077
BAE Systems PLC	1,111,589	8,671,067
Barclays PLC(a)	6,120,305	11,671,856
Barratt Developments PLC	348,699	3,385,325
Berkeley Group Holdings PLC	42,579	2,595,337
BP PLC	7,122,133	36,175,024
British American Tobacco PLC	806,073	31,651,155
British Land Co. PLC REIT	306,554	1,969,173
BT Group PLC	2,971,886	5,396,297
Bunzl PLC	118,186	2,833,653
Burberry Group PLC	142,967	3,022,703
Centrica PLC	1,923,547	1,778,679
CNH Industrial NV	351,211	3,237,457
Coca-Cola European Partners PLC	82,401	4,199,155
Compass Group PLC	554,375	12,158,102
Croda International PLC	44,366	2,590,493
Diageo PLC	827,908	29,355,861
Direct Line Insurance Group PLC	490,289	1,929,877
easyJet PLC	57,674	813,784
Ferguson PLC	78,344	6,770,250
Fiat Chrysler Automobiles NV	386,328	4,794,565
G4S PLC	571,798	1,254,754
GlaxoSmithKline PLC	1,754,186	35,135,922
Halma PLC	134,143	3,317,717
Hargreaves Lansdown PLC	117,700	2,318,719

HSBC Holdings PLC(a)	7,132,311	47,909,072
Imperial Brands PLC	332,289	6,624,141
Informa PLC	435,504	3,810,397
InterContinental Hotels Group PLC	59,650	3,290,182
Intertek Group PLC	55,731	3,765,707
ITV PLC	1,284,442	1,919,402
J Sainsbury PLC	609,331	1,529,305
JD Sports Fashion PLC	145,646	1,376,275
Johnson Matthey PLC	67,872	2,185,126
Kingfisher PLC	728,243	1,767,994
Land Securities Group PLC REIT	246,262	2,635,208
Legal & General Group PLC	2,055,840	6,853,332
Lloyds Banking Group PLC	24,716,197	15,908,325
London Stock Exchange Group PLC	109,400	10,626,650
M&G PLC*	899,375	2,292,431
Marks & Spencer Group PLC	634,163	1,287,939
Meggitt PLC	268,786	1,867,863
Melrose Industries PLC	1,711,799	4,595,878
Micro Focus International PLC	123,658	1,174,366
Mondi PLC	163,468	3,273,805
National Grid PLC	1,225,170	15,438,339
Next PLC	46,850	3,653,382
Ocado Group PLC*	157,182	2,144,290
Pearson PLC	269,201	1,924,591
Persimmon PLC	109,765	3,995,474
Prudential PLC	916,478	14,888,047
Reckitt Benckiser Group PLC	250,119	18,346,690
RELX PLC	683,265	16,360,210
Rentokil Initial PLC	668,799	4,150,305
Rio Tinto Ltd.	129,414	7,357,454
Rio Tinto PLC	396,044	18,320,995
Rolls-Royce Holdings PLC*	628,960	4,999,813
Royal Bank of Scotland Group PLC	1,698,223	3,889,886
RSA Insurance Group PLC	356,659	2,372,424
Sage Group PLC	372,674	3,257,806
Schroders PLC	41,226	1,508,566
Segro PLC REIT	390,353	4,110,035
Severn Trent PLC	85,190	2,692,431
Smith & Nephew PLC	310,447	6,921,913
Smiths Group PLC	138,962	2,731,350
Spirax-Sarco Engineering PLC	26,408	2,842,466
SSE PLC	357,406	7,006,617
St James's Place PLC	183,270	2,386,220
Standard Chartered PLC	954,982	6,888,648
Standard Life Aberdeen PLC	856,404	3,034,980
Taylor Wimpey PLC	1,108,210	2,873,044
Tesco PLC	3,463,932	10,148,332
Unilever NV	514,872	27,064,034
Unilever PLC	389,619	20,831,247
United Utilities Group PLC	239,473	2,899,076
Vodafone Group PLC	9,417,861	16,224,128
Weir Group PLC	83,247	1,393,428
Whitbread PLC	48,449	2,418,911
Wm Morrison Supermarkets PLC	812,497	1,783,986
WPP PLC	437,632	4,224,038
(Cost $814,183,132)		665,604,067
United States(e) - 0.0%
Carnival PLC (Cost $3,034,386)	57,902	1,807,722
TOTAL COMMON STOCKS
(Cost $4,887,430,088)		4,627,567,678
PREFERRED STOCKS - 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG	17,992	923,993
FUCHS PETROLUB SE	21,530	820,473
Henkel AG & Co. KGaA	60,700	5,607,378
Porsche Automobil Holding SE	52,855	3,283,898
Sartorius AG	12,360	2,824,478
Volkswagen AG	66,253	10,867,143
(Cost $32,650,606)		24,327,363
TOTAL PREFERRED STOCKS
(Cost $32,650,606)		24,327,363
RIGHTS - 0.0%
Spain - 0.0%
ACS Actividades de Construccion y Servicios SA*, expires 3/6/20
(Cost $43,752)	90,263	39,689
SECURITIES LENDING COLLATERAL - 1.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50%(f)(g)
(Cost $91,431,371)	91,431,371	91,431,371
CASH EQUIVALENTS - 4.4%
DWS ESG Liquidity Fund “Capital Shares”, 1.71%(f)	36,222,674	36,233,540
DWS Government Money Market Series "Institutional Shares", 1.54%(f)	173,778,068	173,778,068
TOTAL CASH EQUIVALENTS
(Cost $210,000,741)		210,011,608

TOTAL INVESTMENTS - 103.7%
(Cost $5,221,556,558)		4,953,377,709
Other assets and liabilities, net - (3.7%)		(178,296,854)
NET ASSETS - 100.0%		4,775,080,855

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2020 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2020	Value ($) at 2/29/2020
COMMON STOCKS - 0.1%
Germany - 0.1%
Deutsche Bank AG(c)
4,581,152	77,065	—		—	1,294,310	—	—	684,354	5,952,527
SECURITIES LENDING COLLATERAL - 1.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50%(f)(g)
98,060,983	—	(6,629,612	)(h)	—	—	647,279	—	91,431,371	91,431,371
CASH EQUIVALENTS - 4.4%
DWS ESG Liquidity Fund “Capital Shares”, 1.71%(f)
50,653,027	569,646	(15,003,000)		3,000	10,867	583,952	—	36,222,674	36,233,540
DWS Government Money Market Series "Institutional Shares", 1.54%(f)
36,831,101	1,261,777,306	(1,124,830,339)		—	—	1,189,002	—	173,778,068	173,778,068
190,126,263	1,262,424,017	(1,146,462,951)		3,000	1,305,177	2,420,233	—	302,116,467	307,395,506

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2020 amounted to $106,017,102, which is 2.2% of net assets.
(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Investment was valued using significant unobservable inputs.
(e)	Securities are listed in country of domicile and trade on exchanges within the MSCI EAFE US Dollar Hedged Index.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $27,798,518.
(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2020.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 29, 2020 the Xtrackers MSCI EAFE Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Financials	$856,763,911	18.4%
Industrials	687,806,645	14.8
Health Care	594,883,072	12.8
Consumer Discretionary	528,282,987	11.4
Consumer Staples	527,786,728	11.3
Information Technology	339,355,119	7.3
Materials	312,068,033	6.7
Communication Services	247,421,287	5.3
Utilities	195,216,157	4.2
Energy	194,735,539	4.2
Real Estate	167,615,252	3.6
Total	$4,651,934,730	100.0%

At February 29, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(i)
AMSTERDAM Index Futures	EUR	58	$7,945,885	$6,903,490	3/30/2020	$(1,042,395)
CAC40 10 EURO Futures	EUR	294	19,596,764	17,222,848	3/20/2020	(2,373,916)
DAX Index Futures	EUR	36	13,107,389	11,742,828	3/20/2020	(1,364,561)
FTSE/MIB Index Futures	EUR	23	2,968,214	2,796,295	3/20/2020	(171,919)
FTSE 100 Index Futures	GBP	239	22,564,427	20,005,545	3/20/2020	(2,558,882)
HANG SENG Index Futures	HKD	32	5,468,898	5,371,649	3/30/2020	(97,249)
IBEX 35 Index Futures	EUR	36	3,978,783	3,454,909	3/20/2020	(523,874)
MSCI EAFE Futures	USD	72	7,345,665	6,537,600	3/20/2020	(808,065)
MSCI SING IX ETS	SGD	75	1,939,706	1,852,520	3/30/2020	(87,186)
OMXS30 Index Futures	SEK	210	4,105,761	3,652,302	3/20/2020	(453,459)
SPI 200 Futures	AUD	100	11,211,640	10,380,861	3/19/2020	(830,779)
SWISS MKT IX Futures	CHF	139	15,086,914	13,999,409	3/20/2020	(1,087,505)
TOPIX Index Futures	JPY	264	41,398,008	36,702,021	3/12/2020	(4,695,987)
Total unrealized depreciation						$(16,095,777)

(i)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 29, 2020.

As of February 29, 2020, the Fund had the following forward foreign currency contracts outstanding:

	Settlement	Currency To		Currency To		Unrealized	Unrealized
Counterparty	Date	Deliver		Receive		Appreciation(j)	Depreciation(j)
Citigroup Global Markets	3/4/2020	AUD	236,207,342	USD	158,204,591	$4,312,111	$—
Citigroup Global Markets	3/4/2020	AUD	15,461,000	USD	10,355,700	282,636	—
JP Morgan & Chase Co.	3/4/2020	AUD	229,289,500	USD	153,572,833	4,187,427	—
RBC Capital Markets	3/4/2020	AUD	45,560,300	USD	30,515,150	831,959	—
Bank of America	3/4/2020	CHF	2,800,000	USD	2,908,819	5,801	—
Citigroup Global Markets	3/4/2020	CHF	207,050,900	USD	215,109,326	440,572	—
Citigroup Global Markets	3/4/2020	CHF	5,692,000	USD	5,913,545	12,124	—
JP Morgan & Chase Co.	3/4/2020	CHF	126,131,100	USD	131,040,670	268,932	—
RBC Capital Markets	3/4/2020	CHF	134,358,200	USD	139,587,134	285,603	—
Bank of America	3/4/2020	DKK	35,462,000	USD	5,268,733	28,654	—
Citigroup Global Markets	3/4/2020	DKK	208,598,000	USD	30,995,015	171,316	—
JP Morgan & Chase Co.	3/4/2020	DKK	195,673,700	USD	29,074,343	160,417	—
RBC Capital Markets	3/4/2020	DKK	204,274,500	USD	30,352,147	167,315	—
Bank of America	3/4/2020	EUR	14,736,000	USD	16,358,065	86,074	—
Bank of America	3/4/2020	EUR	3,500,000	USD	3,856,020	—	(8,799)
Citigroup Global Markets	3/4/2020	EUR	388,245,800	USD	430,997,486	2,283,302	—
JP Morgan & Chase Co.	3/4/2020	EUR	502,535,900	USD	557,885,707	2,968,516	—
RBC Capital Markets	3/4/2020	EUR	550,626,100	USD	611,273,160	3,253,139	—
Bank of America	3/4/2020	GBP	13,240,000	USD	17,465,705	488,026	—
Citigroup Global Markets	3/4/2020	GBP	234,723,300	USD	309,647,212	8,661,056	—
JP Morgan & Chase Co.	3/4/2020	GBP	223,243,500	USD	294,502,155	8,236,570	—
RBC Capital Markets	3/4/2020	GBP	173,876,400	USD	229,377,051	6,414,997	—
JP Morgan & Chase Co.	3/4/2020	HKD	460,444,500	USD	59,264,003	193,983	—
RBC Capital Markets	3/4/2020	HKD	839,292,600	USD	108,026,798	354,689	—
Citigroup Global Markets	3/4/2020	ILS	25,179,700	USD	7,310,436	49,363	—
JP Morgan & Chase Co.	3/4/2020	ILS	11,898,100	USD	3,454,280	23,223	—
RBC Capital Markets	3/4/2020	ILS	24,562,700	USD	7,130,784	47,636	—
Bank of America	3/4/2020	JPY	651,782,000	USD	6,022,433	—	(21,802)
Citigroup Global Markets	3/4/2020	JPY	39,085,963,300	USD	361,162,004	—	(1,297,729)
JP Morgan & Chase Co.	3/4/2020	JPY	38,190,991,500	USD	352,894,244	—	(1,266,058)
RBC Capital Markets	3/4/2020	JPY	60,132,155,200	USD	555,634,505	—	(1,994,963)

	Settlement	Currency To		Currency To		Unrealized	Unrealized
Counterparty	Date	Deliver		Receive		Appreciation(j)	Depreciation(j)
Citigroup Global Markets	3/4/2020	NOK	65,539,400	USD	7,110,928	$144,828	$—
JP Morgan & Chase Co.	3/4/2020	NOK	36,727,200	USD	3,984,753	81,065	—
RBC Capital Markets	3/4/2020	NOK	189,599,000	USD	20,570,799	418,561	—
Citigroup Global Markets	3/4/2020	NZD	9,776,000	USD	6,328,787	218,035	—
JP Morgan & Chase Co.	3/4/2020	NZD	2,300,400	USD	1,489,231	51,304	—
RBC Capital Markets	3/4/2020	NZD	6,064,800	USD	3,926,291	135,324	—
Citigroup Global Markets	3/4/2020	SEK	586,670,900	USD	60,950,604	—	(113,876)
JP Morgan & Chase Co.	3/4/2020	SEK	388,192,200	USD	40,329,453	—	(76,088)
RBC Capital Markets	3/4/2020	SEK	311,791,000	USD	32,392,019	—	(61,194)
Citigroup Global Markets	3/4/2020	SGD	9,652,000	USD	7,071,684	142,064	—
JP Morgan & Chase Co.	3/4/2020	SGD	38,780,200	USD	28,411,714	569,603	—
RBC Capital Markets	3/4/2020	SGD	38,166,500	USD	27,962,854	561,347	—
Citigroup Global Markets	3/4/2020	USD	162,270,714	AUD	251,668,342	1,694,831	—
JP Morgan & Chase Co.	3/4/2020	USD	147,834,405	AUD	229,289,500	1,551,002	—
RBC Capital Markets	3/4/2020	USD	29,375,915	AUD	45,560,300	307,276	—
Bank of America	3/4/2020	USD	2,892,711	CHF	2,800,000	10,307	—
Citigroup Global Markets	3/4/2020	USD	219,807,513	CHF	212,742,900	762,661	—
JP Morgan & Chase Co.	3/4/2020	USD	130,307,454	CHF	126,131,100	464,284	—
RBC Capital Markets	3/4/2020	USD	138,817,719	CHF	134,358,200	483,812	—
Bank of America	3/4/2020	USD	5,212,585	DKK	35,462,000	27,494	—
Citigroup Global Markets	3/4/2020	USD	30,664,375	DKK	208,598,000	159,323	—
JP Morgan & Chase Co.	3/4/2020	USD	28,764,186	DKK	195,673,700	149,740	—
RBC Capital Markets	3/4/2020	USD	30,028,665	DKK	204,274,500	156,167	—
Bank of America	3/4/2020	USD	20,031,334	EUR	18,236,000	105,476	—
Citigroup Global Markets	3/4/2020	USD	12,405,341	EUR	11,174,000	—	(66,631)
Citigroup Global Markets	3/4/2020	USD	414,224,684	EUR	377,071,800	2,150,790	—
JP Morgan & Chase Co.	3/4/2020	USD	552,010,559	EUR	502,535,900	2,906,631	—
RBC Capital Markets	3/4/2020	USD	604,876,537	EUR	550,626,100	3,143,484	—
Bank of America	3/4/2020	USD	16,911,452	GBP	13,240,000	66,226	—
Citigroup Global Markets	3/4/2020	USD	277,014,168	GBP	216,866,300	1,073,921	—
Citigroup Global Markets	3/4/2020	USD	23,558,026	GBP	17,857,000	—	(659,959)
JP Morgan & Chase Co.	3/4/2020	USD	285,148,923	GBP	223,243,500	1,116,663	—
RBC Capital Markets	3/4/2020	USD	222,099,281	GBP	173,876,400	862,774	—
JP Morgan & Chase Co.	3/4/2020	USD	59,084,507	HKD	460,444,500	—	(14,487)
RBC Capital Markets	3/4/2020	USD	8,483,086	HKD	65,901,000	—	(28,705)
RBC Capital Markets	3/4/2020	USD	99,241,196	HKD	773,391,600	—	(23,468)
Citigroup Global Markets	3/4/2020	USD	7,212,307	ILS	25,179,700	48,766	—

	Settlement	Currency To		Currency To		Unrealized	Unrealized
Counterparty	Date	Deliver		Receive		Appreciation(j)	Depreciation(j)
JP Morgan & Chase Co.	3/4/2020	USD	3,407,993	ILS	11,898,100	$23,064	$—
RBC Capital Markets	3/4/2020	USD	7,035,201	ILS	24,562,700	47,948	—
Bank of America	3/4/2020	USD	6,042,572	JPY	651,782,000	1,663	—
Citigroup Global Markets	3/4/2020	USD	36,001,382	JPY	3,895,832,000	126,222	—
Citigroup Global Markets	3/4/2020	USD	326,266,550	JPY	35,190,131,300	65,578	—
JP Morgan & Chase Co.	3/4/2020	USD	354,062,870	JPY	38,190,991,500	97,432	—
RBC Capital Markets	3/4/2020	USD	557,509,656	JPY	60,132,155,200	119,812	—
Citigroup Global Markets	3/4/2020	USD	6,919,476	NOK	65,539,400	46,624	—
JP Morgan & Chase Co.	3/4/2020	USD	3,877,562	NOK	36,727,200	26,126	—
RBC Capital Markets	3/4/2020	USD	20,017,526	NOK	189,599,000	134,712	—
Citigroup Global Markets	3/4/2020	USD	6,063,623	NZD	9,776,000	47,130	—
JP Morgan & Chase Co.	3/4/2020	USD	1,426,848	NZD	2,300,400	11,079	—
RBC Capital Markets	3/4/2020	USD	3,761,741	NZD	6,064,800	29,226	—
Citigroup Global Markets	3/4/2020	USD	60,516,473	SEK	586,670,900	548,007	—
JP Morgan & Chase Co.	3/4/2020	USD	40,042,069	SEK	388,192,200	363,472	—
RBC Capital Markets	3/4/2020	USD	32,161,306	SEK	311,791,000	291,906	—
Citigroup Global Markets	3/4/2020	USD	6,915,615	SGD	9,652,000	14,005	—
JP Morgan & Chase Co.	3/4/2020	USD	27,786,181	SGD	38,780,200	55,930	—
RBC Capital Markets	3/4/2020	USD	27,346,168	SGD	38,166,500	55,339	—
Citigroup Global Markets	4/3/2020	AUD	251,668,342	USD	162,374,149	—	(1,706,981)
JP Morgan & Chase Co.	4/3/2020	AUD	229,289,500	USD	147,926,121	—	(1,564,594)
RBC Capital Markets	4/3/2020	AUD	45,560,300	USD	29,394,139	—	(309,977)
Bank of America	4/3/2020	CHF	2,800,000	USD	2,898,701	—	(10,701)
Citigroup Global Markets	4/3/2020	CHF	212,742,900	USD	220,266,088	—	(789,102)
JP Morgan & Chase Co.	4/3/2020	CHF	126,131,100	USD	130,585,637	—	(473,657)
RBC Capital Markets	4/3/2020	CHF	134,358,200	USD	139,111,645	—	(496,198)
Bank of America	4/3/2020	DKK	35,462,000	USD	5,222,565	—	(28,432)
Citigroup Global Markets	4/3/2020	DKK	208,598,000	USD	30,725,201	—	(162,718)
JP Morgan & Chase Co.	4/3/2020	DKK	195,673,700	USD	28,821,939	—	(152,229)
RBC Capital Markets	4/3/2020	DKK	204,274,500	USD	30,087,933	—	(159,789)
Bank of America	4/3/2020	EUR	18,236,000	USD	20,067,806	—	(107,319)
Citigroup Global Markets	4/3/2020	EUR	377,071,800	USD	414,986,369	—	(2,181,360)
JP Morgan & Chase Co.	4/3/2020	EUR	502,535,900	USD	553,019,149	—	(2,953,906)
RBC Capital Markets	4/3/2020	EUR	550,626,100	USD	605,975,036	—	(3,201,891)
Bank of America	4/3/2020	GBP	13,240,000	USD	16,925,420	—	(66,861)
Citigroup Global Markets	4/3/2020	GBP	216,866,300	USD	277,231,035	—	(1,096,251)
JP Morgan & Chase Co.	4/3/2020	GBP	223,243,500	USD	285,380,873	—	(1,130,943)

	Settlement	Currency To		Currency To		Unrealized	Unrealized
Counterparty	Date	Deliver		Receive		Appreciation(j)	Depreciation(j)
RBC Capital Markets	4/3/2020	GBP	173,876,400	USD	222,274,896	$—	$(878,939)
JP Morgan & Chase Co.	4/3/2020	HKD	460,444,500	USD	59,087,191	11,776	—
RBC Capital Markets	4/3/2020	HKD	773,391,600	USD	99,245,653	18,863	—
Citigroup Global Markets	4/3/2020	ILS	25,179,700	USD	7,222,871	—	(49,597)
JP Morgan & Chase Co.	4/3/2020	ILS	11,898,100	USD	3,412,816	—	(23,625)
RBC Capital Markets	4/3/2020	ILS	24,562,700	USD	7,045,169	—	(49,095)
Bank of America	4/3/2020	JPY	651,782,000	USD	6,052,391	—	(2,127)
Citigroup Global Markets	4/3/2020	JPY	35,190,131,300	USD	326,772,507	—	(114,851)
JP Morgan & Chase Co.	4/3/2020	JPY	38,190,991,500	USD	354,644,492	—	(118,388)
RBC Capital Markets	4/3/2020	JPY	60,132,155,200	USD	558,410,497	—	(167,736)
Citigroup Global Markets	4/3/2020	NOK	65,539,400	USD	6,920,191	—	(46,657)
JP Morgan & Chase Co.	4/3/2020	NOK	36,727,200	USD	3,877,974	—	(26,133)
RBC Capital Markets	4/3/2020	NOK	189,599,000	USD	20,019,566	—	(134,836)
Citigroup Global Markets	4/3/2020	NZD	9,776,000	USD	6,065,030	—	(47,681)
JP Morgan & Chase Co.	4/3/2020	NZD	2,300,400	USD	1,427,265	—	(11,123)
RBC Capital Markets	4/3/2020	NZD	6,064,800	USD	3,762,723	—	(29,459)
Citigroup Global Markets	4/3/2020	SEK	586,670,900	USD	60,599,612	—	(555,207)
JP Morgan & Chase Co.	4/3/2020	SEK	388,192,200	USD	40,099,000	—	(366,317)
RBC Capital Markets	4/3/2020	SEK	311,791,000	USD	32,206,154	—	(295,069)
Citigroup Global Markets	4/3/2020	SGD	9,652,000	USD	6,916,706	—	(14,334)
JP Morgan & Chase Co.	4/3/2020	SGD	38,780,200	USD	27,788,371	—	(59,445)
RBC Capital Markets	4/3/2020	SGD	38,166,500	USD	27,350,479	—	(56,642)
JP Morgan & Chase Co.	4/3/2020	USD	20,961,749	AUD	32,487,000	218,919	—
Citigroup Global Markets	4/3/2020	USD	34,122,197	CHF	32,953,000	118,342	—
RBC Capital Markets	4/3/2020	USD	126,659,314	EUR	115,083,000	661,037	—
JP Morgan & Chase Co.	4/3/2020	USD	76,143,974	GBP	59,561,000	296,909	—
RBC Capital Markets	4/3/2020	USD	99,944,780	JPY	10,761,894,000	24,358	—
Citigroup Global Markets	4/3/2020	USD	6,959,609	SEK	67,372,000	63,276	—
Total unrealized appreciation (depreciation)						$67,297,955	$(25,273,929)

(j)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 29, 2020.

Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(k)	$4,627,183,470	$—	$384,208	$4,627,567,678
Preferred Stocks	24,327,363	—	—	24,327,363
Rights	39,689	—	—	39,689
Short-Term Investments(k)	301,442,979	—	—	301,442,979
Derivatives(l)
Forward Foreign Currency Contracts	—	67,297,955	—	67,297,955
TOTAL	$4,952,993,501	$67,297,955	$384,208	$5,020,675,664

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(l)
Forward Foreign Currency Contracts	$—	$(25,273,929)	$—	$(25,273,929)
Futures Contracts	(16,095,777)	—	—	(16,095,777)
TOTAL	$(16,095,777)	$(25,273,929)	$—	$(41,369,706)

(k)	See Schedule of Investments for additional detailed categorizations.
(l)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the period ended February 29, 2020, the amount of transfers from Level 1 to Level 3 was $900,397. The investment was transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity.